Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and our named executive officers other than our principal executive officer (“Other NEOs” or “Non-PEO NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. Each of our named executive officers (“NEOs”) became an NEO of the Company in connection with the Business Combination and prior to that time none of the NEOs of Old Ginkgo received any compensation.

We make our compensation decisions independently of disclosure requirements. We do not use pre-established financial performance measures when setting compensation goals and making compensation decisions for our NEOs. Accordingly, as we did not use financial performance measures to link executive compensation to our financial performance in 2022, we have not included any “company-selected measure” (within the meaning of the SEC’s rules) in the Pay Versus Performance Table, or provided a tabular list of financial performance measures.

Year	Summary Compensation Table Total for Jason Kelly¹ ($)	Compensation Actually Paid to Jason Kelly¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs¹ ($)	Average Compensation Actually Paid to Non-PEO NEOs¹˒²˒³ ($)	Value of Initial Fixed $100 Investment Based on:[4]		Net Income ($ Thousands)[5]
					TSR ($)	Peer Group TSR ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2022	262,500	(152,520,622)	1,228,975	(82,295,312)	13.88	62.62	(2,105)
2021	380,742,276	237,508,511	210,405,477	132,638,554	68.23	84.19	(1,830)
1.
Jason Kelly became PEO on September 17, 2021, the date of the closing of the Business Combination. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021*	2022
Reshma Shetty	Reshma Shetty
Mark Dmytruk	Mark Dmytruk

*Dr. Shetty and Mr. Dmytruk each became NEOs on September 17, 2021, the date of the closing of the Business Combination.

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below and reflect compensation for the full year of 2021, consistent with the Summary Compensation Table disclosure.
3.
Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K commencing for the equity awards on the date of the Business Combination, because this is the date our Class A common stock began trading on the NYSE after the closing of the Business Combination, and reflects the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. As of the date of the closing of the Business Combination (September 17, 2021), all awards were still valued at $0 as their performance conditions were not probable to be achieved as of that date. Certain restricted stock units were subsequently modified on November 17, 2021 such that the performance conditions were deemed to be met. The per-share values of the restricted stock earnout awards are estimated based on the use of a Monte Carlo valuation methodology and the probable outcome of the achievement of the performance conditions as determined in accordance with FASB ASC Topic 718 on the dates required to be reported in the tables below.

Year	Summary Compensation Table Total for Jason Kelly ($)	Exclusion of Stock Awards for Jason Kelly ($)	Inclusion of Equity Values for Jason Kelly ($)	Compensation Actually Paid to Jason Kelly ($)
2022	262,500	—	(152,783,122)	(152,520,622)
2021	380,742,276	(380,479,776)	237,246,011	237,508,511

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,228,975	(865,100)	(82,659,187)	(82,295,312))
2021	210,405,477	(210,054,477)	132,287,554	132,638,554

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jason Kelly ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jason Kelly ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jason Kelly ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jason Kelly ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jason Kelly ($)	Total - Inclusion of Equity Values for Jason Kelly ($)
2022	—	(14,958,483)	—	(137,824,639)	—	(152,783,122)
2021*	197,456,762	39,789,249	—	—	—	237,246,011

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	377,082	(12,714,543)	134,948	(70,456,674)	—	(82,659,187)
2021*	107,988,581	19,894,625	4,404,348	—	—	132,287,554

*Inclusion of Equity Values for 2021 for all equity awards granted prior to the Business Combination have been calculated from the Business Combination date and not from the last day of the prior fiscal year because this is the date our Class A common stock began trading on the NYSE after the closing of the Business Combination.

4.
The peer group total shareholder return (“TSR”) set forth in this table utilizes the S&P Biotechnology Select Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested in our Class A common stock and in the S&P Biotechnology Select Industry Index, respectively, for the period starting September 17, 2021 (the date our Class A common stock began trading on the NYSE after the closing of the Business Combination) through December 31 of the applicable year. Historical stock performance is not necessarily indicative of future stock performance.
5.
The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote [Text Block]

2021*	2022
Reshma Shetty	Reshma Shetty
Mark Dmytruk	Mark Dmytruk
	*Dr. Shetty and Mr. Dmytruk each became NEOs on September 17, 2021, the date of the closing of the Business Combination.
Peer Group Issuers, Footnote [Text Block]
4.
The peer group total shareholder return (“TSR”) set forth in this table utilizes the S&P Biotechnology Select Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested in our Class A common stock and in the S&P Biotechnology Select Industry Index, respectively, for the period starting September 17, 2021 (the date our Class A common stock began trading on the NYSE after the closing of the Business Combination) through December 31 of the applicable year. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 262,500	$ 380,742,276
PEO Actually Paid Compensation Amount	$ (152,520,622)	237,508,511
Adjustment To PEO Compensation, Footnote [Text Block]	The per-share values of the restricted stock earnout awards are estimated based on the use of a Monte Carlo valuation methodology and the probable outcome of the achievement of the performance conditions as determined in accordance with FASB ASC Topic 718 on the dates required to be reported in the tables below.

Year	Summary Compensation Table Total for Jason Kelly ($)	Exclusion of Stock Awards for Jason Kelly ($)	Inclusion of Equity Values for Jason Kelly ($)	Compensation Actually Paid to Jason Kelly ($)
2022	262,500	—	(152,783,122)	(152,520,622)
2021	380,742,276	(380,479,776)	237,246,011	237,508,511

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,228,975	(865,100)	(82,659,187)	(82,295,312))
2021	210,405,477	(210,054,477)	132,287,554	132,638,554

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jason Kelly ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jason Kelly ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jason Kelly ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jason Kelly ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jason Kelly ($)	Total - Inclusion of Equity Values for Jason Kelly ($)
2022	—	(14,958,483)	—	(137,824,639)	—	(152,783,122)
2021*	197,456,762	39,789,249	—	—	—	237,246,011

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	377,082	(12,714,543)	134,948	(70,456,674)	—	(82,659,187)
2021*	107,988,581	19,894,625	4,404,348	—	—	132,287,554

*Inclusion of Equity Values for 2021 for all equity awards granted prior to the Business Combination have been calculated from the Business Combination date and not from the last day of the prior fiscal year because this is the date our Class A common stock began trading on the NYSE after the closing of the Business Combination.

Non-PEO NEO Average Total Compensation Amount	$ 1,228,975	210,405,477
Non-PEO NEO Average Compensation Actually Paid Amount	$ (82,295,312)	132,638,554
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The per-share values of the restricted stock earnout awards are estimated based on the use of a Monte Carlo valuation methodology and the probable outcome of the achievement of the performance conditions as determined in accordance with FASB ASC Topic 718 on the dates required to be reported in the tables below.

Year	Summary Compensation Table Total for Jason Kelly ($)	Exclusion of Stock Awards for Jason Kelly ($)	Inclusion of Equity Values for Jason Kelly ($)	Compensation Actually Paid to Jason Kelly ($)
2022	262,500	—	(152,783,122)	(152,520,622)
2021	380,742,276	(380,479,776)	237,246,011	237,508,511

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,228,975	(865,100)	(82,659,187)	(82,295,312))
2021	210,405,477	(210,054,477)	132,287,554	132,638,554

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jason Kelly ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jason Kelly ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jason Kelly ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jason Kelly ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jason Kelly ($)	Total - Inclusion of Equity Values for Jason Kelly ($)
2022	—	(14,958,483)	—	(137,824,639)	—	(152,783,122)
2021*	197,456,762	39,789,249	—	—	—	237,246,011

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	377,082	(12,714,543)	134,948	(70,456,674)	—	(82,659,187)
2021*	107,988,581	19,894,625	4,404,348	—	—	132,287,554

*Inclusion of Equity Values for 2021 for all equity awards granted prior to the Business Combination have been calculated from the Business Combination date and not from the last day of the prior fiscal year because this is the date our Class A common stock began trading on the NYSE after the closing of the Business Combination.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, and the Company’s cumulative TSR starting September 17, 2021 (the date our Class A common stock began trading on the NYSE after the Business Combination) through December 31, 2022.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, and our Net Income during the two most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR starting September 17, 2021 (the date our Class A common stock began trading on the NYSE after the Business Combination) through December 31, 2022 to that of the S&P Biotechnology Select Industry Index over the same period.

Total Shareholder Return Amount	$ 13.88	68.23
Peer Group Total Shareholder Return Amount	62.62	84.19
Net Income (Loss)	(2,105,000)	(1,830,000)
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(380,479,776)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(152,783,122)	237,246,011
PEO [Member] | Equity Awards Adjustments Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	197,456,762
PEO [Member] | Equity Awards Adjustments Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,958,483)	39,789,249
PEO [Member] | Equity Awards Adjustments Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Adjustments Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(137,824,639)	0
PEO [Member] | Equity Awards Adjustments Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(865,100)	(210,054,477)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(82,659,187)	132,287,554
Non-PEO NEO [Member] | Equity Awards Adjustments Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	377,082	107,988,581
Non-PEO NEO [Member] | Equity Awards Adjustments Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,714,543)	19,894,625
Non-PEO NEO [Member] | Equity Awards Adjustments Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	134,948	4,404,348
Non-PEO NEO [Member] | Equity Awards Adjustments Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(70,456,674)	0
Non-PEO NEO [Member] | Equity Awards Adjustments Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0